Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	IMPAX FUNDS SERIES TRUST I
Entity Central Index Key	0000076721
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000175861
Shareholder Report [Line Items]
Fund Name	Impax Large Cap Fund
Class Name	Investor Class
Trading Symbol	PAXLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Large Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$50	1.00%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
AssetsNet	$ 365,228,063
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	$365,228,063
Total Number of Portfolio Holdings	39
Portfolio Turnover Rate	25%

Holdings [Text Block]

Sector Diversification as of June 30, 2026Footnote Reference *Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	2.3%
Real Estate	1.6%
Utilities	1.9%
Consumer Staples	2.1%
Materials	2.2%
Communication Services	7.3%
Health Care	10.4%
Financials	11.8%
Consumer Discretionary	12.5%
Industrials	14.2%
Information Technology	33.7%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Industry Diversification as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	2.3%
OthersFootnote Reference†	32.3%
Biotechnology	2.8%
Trading Companies & Distributors	2.9%
Banks	3.9%
Financial Services	4.2%
Ground Transportation	4.5%
Interactive Media & Services	5.7%
Broadline Retail	6.0%
Life Sciences Tools & Services	6.1%
Software	10.9%
Semiconductors & Semiconductor Equipment	18.4%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional industries outside the top 10 listed above.

Asset Allocation as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
U.S. Stocks	93.4%
Foreign Stocks	4.0%
Cash & Cash Equivalents	2.6%
Footnote	Description
Footnote ^	Percent of Total Investments.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2026Footnote Reference*

Table Summary
Company	Percent of Net Assets
NVIDIA Corp.	10.3%
Microsoft Corp.	6.7%
Amazon.com, Inc.	6.1%
Alphabet, Inc., A	5.7%
Broadcom, Inc.	4.9%
Mastercard, Inc., A	4.2%
Gilead Sciences, Inc.	2.8%
Uber Technologies, Inc.	2.7%
Agilent Technologies, Inc.	2.6%
Waste Connections, Inc.	2.5%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

C000175860
Shareholder Report [Line Items]
Fund Name	Impax Large Cap Fund
Class Name	Institutional Class
Trading Symbol	PXLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Large Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$37	0.75%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
AssetsNet	$ 365,228,063
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	$365,228,063
Total Number of Portfolio Holdings	39
Portfolio Turnover Rate	25%

Holdings [Text Block]

Sector Diversification as of June 30, 2026Footnote Reference *Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	2.3%
Real Estate	1.6%
Utilities	1.9%
Consumer Staples	2.1%
Materials	2.2%
Communication Services	7.3%
Health Care	10.4%
Financials	11.8%
Consumer Discretionary	12.5%
Industrials	14.2%
Information Technology	33.7%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Industry Diversification as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	2.3%
OthersFootnote Reference†	32.3%
Biotechnology	2.8%
Trading Companies & Distributors	2.9%
Banks	3.9%
Financial Services	4.2%
Ground Transportation	4.5%
Interactive Media & Services	5.7%
Broadline Retail	6.0%
Life Sciences Tools & Services	6.1%
Software	10.9%
Semiconductors & Semiconductor Equipment	18.4%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional industries outside the top 10 listed above.

Asset Allocation as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
U.S. Stocks	93.4%
Foreign Stocks	4.0%
Cash & Cash Equivalents	2.6%
Footnote	Description
Footnote ^	Percent of Total Investments.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2026Footnote Reference*

Table Summary
Company	Percent of Net Assets
NVIDIA Corp.	10.3%
Microsoft Corp.	6.7%
Amazon.com, Inc.	6.1%
Alphabet, Inc., A	5.7%
Broadcom, Inc.	4.9%
Mastercard, Inc., A	4.2%
Gilead Sciences, Inc.	2.8%
Uber Technologies, Inc.	2.7%
Agilent Technologies, Inc.	2.6%
Waste Connections, Inc.	2.5%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

C000061360
Shareholder Report [Line Items]
Fund Name	Impax Small Cap Fund
Class Name	Investor Class
Trading Symbol	PXSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Small Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$63	1.14%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.14%
AssetsNet	$ 949,240,211
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	$949,240,211
Total Number of Portfolio Holdings	61
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sector Diversification as of June 30, 2026Footnote Reference *Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	1.8%
Communication Services	0.5%
Materials	1.9%
Real Estate	3.7%
Consumer Staples	4.7%
Consumer Discretionary	9.3%
Financials	17.7%
Industrials	18.3%
Information Technology	18.9%
Health Care	23.2%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Industry Diversification as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	1.9%
OthersFootnote Reference†	34.9%
Hotels, Restaurants & Leisure	4.1%
Machinery	4.4%
Construction & Engineering	4.9%
Communications Equipment	5.0%
Health Care Equipment & Supplies	5.6%
Biotechnology	7.2%
Capital Markets	7.3%
Pharmaceuticals	8.0%
Software	8.2%
Banks	8.5%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional industries outside the top 10 listed above.

Asset Allocation as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
U.S. Stocks	96.3%
Cash & Cash Equivalents	3.0%
Foreign Stocks	0.7%
Footnote	Description
Footnote ^	Percent of Total Investments.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2026Footnote Reference*

Table Summary
Company	Percent of Net Assets
Victory Capital Holdings, Inc., A	4.7%
Ligand Pharmaceuticals, Inc.	4.3%
Pinnacle Financial Partners, Inc.	3.0%
Eastern Bankshares, Inc.	3.0%
Mitek Systems, Inc.	2.9%
Neurocrine Biosciences, Inc.	2.8%
Acadian Asset Management, Inc.	2.6%
Teradata Corp.	2.5%
SI-BONE, Inc.	2.5%
Onto Innovation, Inc.	2.3%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

C000128850
Shareholder Report [Line Items]
Fund Name	Impax Small Cap Fund
Class Name	Class A
Trading Symbol	PXSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Small Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$63	1.14%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.14%
AssetsNet	$ 949,240,211
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	$949,240,211
Total Number of Portfolio Holdings	61
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sector Diversification as of June 30, 2026Footnote Reference *Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	1.8%
Communication Services	0.5%
Materials	1.9%
Real Estate	3.7%
Consumer Staples	4.7%
Consumer Discretionary	9.3%
Financials	17.7%
Industrials	18.3%
Information Technology	18.9%
Health Care	23.2%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Industry Diversification as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	1.9%
OthersFootnote Reference†	34.9%
Hotels, Restaurants & Leisure	4.1%
Machinery	4.4%
Construction & Engineering	4.9%
Communications Equipment	5.0%
Health Care Equipment & Supplies	5.6%
Biotechnology	7.2%
Capital Markets	7.3%
Pharmaceuticals	8.0%
Software	8.2%
Banks	8.5%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional industries outside the top 10 listed above.

Asset Allocation as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
U.S. Stocks	96.3%
Cash & Cash Equivalents	3.0%
Foreign Stocks	0.7%
Footnote	Description
Footnote ^	Percent of Total Investments.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2026Footnote Reference*

Table Summary
Company	Percent of Net Assets
Victory Capital Holdings, Inc., A	4.7%
Ligand Pharmaceuticals, Inc.	4.3%
Pinnacle Financial Partners, Inc.	3.0%
Eastern Bankshares, Inc.	3.0%
Mitek Systems, Inc.	2.9%
Neurocrine Biosciences, Inc.	2.8%
Acadian Asset Management, Inc.	2.6%
Teradata Corp.	2.5%
SI-BONE, Inc.	2.5%
Onto Innovation, Inc.	2.3%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

C000061361
Shareholder Report [Line Items]
Fund Name	Impax Small Cap Fund
Class Name	Institutional Class
Trading Symbol	PXSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Small Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$50	0.90%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.90%
AssetsNet	$ 949,240,211
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	$949,240,211
Total Number of Portfolio Holdings	61
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sector Diversification as of June 30, 2026Footnote Reference *Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	1.8%
Communication Services	0.5%
Materials	1.9%
Real Estate	3.7%
Consumer Staples	4.7%
Consumer Discretionary	9.3%
Financials	17.7%
Industrials	18.3%
Information Technology	18.9%
Health Care	23.2%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Industry Diversification as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	1.9%
OthersFootnote Reference†	34.9%
Hotels, Restaurants & Leisure	4.1%
Machinery	4.4%
Construction & Engineering	4.9%
Communications Equipment	5.0%
Health Care Equipment & Supplies	5.6%
Biotechnology	7.2%
Capital Markets	7.3%
Pharmaceuticals	8.0%
Software	8.2%
Banks	8.5%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional industries outside the top 10 listed above.

Asset Allocation as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
U.S. Stocks	96.3%
Cash & Cash Equivalents	3.0%
Foreign Stocks	0.7%
Footnote	Description
Footnote ^	Percent of Total Investments.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2026Footnote Reference*

Table Summary
Company	Percent of Net Assets
Victory Capital Holdings, Inc., A	4.7%
Ligand Pharmaceuticals, Inc.	4.3%
Pinnacle Financial Partners, Inc.	3.0%
Eastern Bankshares, Inc.	3.0%
Mitek Systems, Inc.	2.9%
Neurocrine Biosciences, Inc.	2.8%
Acadian Asset Management, Inc.	2.6%
Teradata Corp.	2.5%
SI-BONE, Inc.	2.5%
Onto Innovation, Inc.	2.3%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

C000043241
Shareholder Report [Line Items]
Fund Name	Impax US Sustainable Economy Fund
Class Name	Investor Class
Trading Symbol	PXWGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax US Sustainable Economy Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$38	0.72%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%
AssetsNet	$ 1,086,888,041
Holdings Count | Holding	132
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	$1,086,888,041
Total Number of Portfolio Holdings	132
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Diversification as of June 30, 2026Footnote Reference *Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	0.9%
Consumer Staples	0.7%
Real Estate	3.0%
Materials	3.4%
Utilities	3.9%
Consumer Discretionary	5.5%
Communication Services	5.6%
Industrials	6.3%
Health Care	13.9%
Financials	15.6%
Information Technology	41.2%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Industry Diversification as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	0.9%
OthersFootnote Reference†	31.3%
Chemicals	3.1%
Banks	3.2%
Insurance	3.6%
Financial Services	4.0%
Interactive Media & Services	4.1%
Capital Markets	4.4%
Pharmaceuticals	5.6%
Software	6.9%
Technology Hardware, Storage & Peripherals	7.0%
Semiconductors & Semiconductor Equipment	25.9%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional industries outside the top 10 listed above.

Asset Allocation as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
U.S. Stocks	99.1%
Cash & Cash Equivalents	0.8%
Foreign Stocks	0.1%
Footnote	Description
Footnote ^	Percent of Total Investments.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2026Footnote Reference*

Table Summary
Company	Percent of Net Assets
NVIDIA Corp.	8.2%
Apple, Inc.	6.2%
Microsoft Corp.	3.4%
Micron Technology, Inc.	2.7%
Broadcom, Inc.	2.4%
Applied Materials, Inc.	2.4%
Alphabet, Inc., A	2.3%
Advanced Micro Devices, Inc.	2.2%
Johnson & Johnson	2.2%
KLA Corp.	2.1%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Material Fund Change [Text Block]

Material Fund Changes

Management contractually agreed to waive a portion of its management fee. This fee waiver was terminated with the approval of the Fund's Board of Trustees on May 1, 2026.
C000128848
Shareholder Report [Line Items]
Fund Name	Impax US Sustainable Economy Fund
Class Name	Class A
Trading Symbol	PXGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax US Sustainable Economy Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$38	0.72%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%
AssetsNet	$ 1,086,888,041
Holdings Count | Holding	132
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	$1,086,888,041
Total Number of Portfolio Holdings	132
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Diversification as of June 30, 2026Footnote Reference *Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	0.9%
Consumer Staples	0.7%
Real Estate	3.0%
Materials	3.4%
Utilities	3.9%
Consumer Discretionary	5.5%
Communication Services	5.6%
Industrials	6.3%
Health Care	13.9%
Financials	15.6%
Information Technology	41.2%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Industry Diversification as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	0.9%
OthersFootnote Reference†	31.3%
Chemicals	3.1%
Banks	3.2%
Insurance	3.6%
Financial Services	4.0%
Interactive Media & Services	4.1%
Capital Markets	4.4%
Pharmaceuticals	5.6%
Software	6.9%
Technology Hardware, Storage & Peripherals	7.0%
Semiconductors & Semiconductor Equipment	25.9%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional industries outside the top 10 listed above.

Asset Allocation as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
U.S. Stocks	99.1%
Cash & Cash Equivalents	0.8%
Foreign Stocks	0.1%
Footnote	Description
Footnote ^	Percent of Total Investments.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2026Footnote Reference*

Table Summary
Company	Percent of Net Assets
NVIDIA Corp.	8.2%
Apple, Inc.	6.2%
Microsoft Corp.	3.4%
Micron Technology, Inc.	2.7%
Broadcom, Inc.	2.4%
Applied Materials, Inc.	2.4%
Alphabet, Inc., A	2.3%
Advanced Micro Devices, Inc.	2.2%
Johnson & Johnson	2.2%
KLA Corp.	2.1%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Material Fund Change [Text Block]

Material Fund Changes

Management contractually agreed to waive a portion of its management fee. This fee waiver was terminated with the approval of the Fund's Board of Trustees on May 1, 2026.
C000043242
Shareholder Report [Line Items]
Fund Name	Impax US Sustainable Economy Fund
Class Name	Institutional Class
Trading Symbol	PWGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax US Sustainable Economy Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$25	0.48%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
AssetsNet	$ 1,086,888,041
Holdings Count | Holding	132
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	$1,086,888,041
Total Number of Portfolio Holdings	132
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Diversification as of June 30, 2026Footnote Reference *Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	0.9%
Consumer Staples	0.7%
Real Estate	3.0%
Materials	3.4%
Utilities	3.9%
Consumer Discretionary	5.5%
Communication Services	5.6%
Industrials	6.3%
Health Care	13.9%
Financials	15.6%
Information Technology	41.2%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Industry Diversification as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	0.9%
OthersFootnote Reference†	31.3%
Chemicals	3.1%
Banks	3.2%
Insurance	3.6%
Financial Services	4.0%
Interactive Media & Services	4.1%
Capital Markets	4.4%
Pharmaceuticals	5.6%
Software	6.9%
Technology Hardware, Storage & Peripherals	7.0%
Semiconductors & Semiconductor Equipment	25.9%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional industries outside the top 10 listed above.

Asset Allocation as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
U.S. Stocks	99.1%
Cash & Cash Equivalents	0.8%
Foreign Stocks	0.1%
Footnote	Description
Footnote ^	Percent of Total Investments.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2026Footnote Reference*

Table Summary
Company	Percent of Net Assets
NVIDIA Corp.	8.2%
Apple, Inc.	6.2%
Microsoft Corp.	3.4%
Micron Technology, Inc.	2.7%
Broadcom, Inc.	2.4%
Applied Materials, Inc.	2.4%
Alphabet, Inc., A	2.3%
Advanced Micro Devices, Inc.	2.2%
Johnson & Johnson	2.2%
KLA Corp.	2.1%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Material Fund Change [Text Block]

Material Fund Changes

Management contractually agreed to waive a portion of its management fee. This fee waiver was terminated with the approval of the Fund's Board of Trustees on May 1, 2026.
C000268069
Shareholder Report [Line Items]
Fund Name	Impax Global Sustainable Infrastructure ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Global Sustainable Infrastructure ETF (the "Fund") (formerly, Impax Global Infrastructure ETF) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%
AssetsNet	$ 118,496,198
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	29.00%
C000201508
Shareholder Report [Line Items]
Fund Name	Impax Global Opportunities Fund
Class Name	Investor Class
Trading Symbol	PAXGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Global Opportunities Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$65	1.27%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.27%
AssetsNet	$ 96,534,292
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	$96,534,292
Total Number of Portfolio Holdings	43
Portfolio Turnover Rate	30%

Holdings [Text Block]

Sector Diversification as of June 30, 2026Footnote Reference *Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	2.1%
Communication Services	1.3%
Utilities	2.1%
Materials	3.2%
Consumer Staples	3.5%
Consumer Discretionary	6.4%
Health Care	9.8%
Industrials	15.5%
Financials	21.2%
Information Technology	34.9%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	2.1%
OthersFootnote Reference‡	4.4%
United Kingdom	1.7%
France	2.1%
Spain	2.2%
Bermuda	2.4%
Switzerland	3.6%
Germany	4.1%
Taiwan	4.4%
Netherlands	4.8%
Japan	5.9%
United States	62.3%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote‡	Includes additional countries outside the top 10 listed above.

Asset Allocation as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
U.S. Stocks	62.4%
Foreign Stocks	35.8%
Cash & Cash Equivalents	1.8%
Footnote	Description
Footnote ^	Percent of Total Investments.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2026Footnote Reference*

Table Summary
Company	Percent of Net Assets
NVIDIA Corp.	6.8%
Microsoft Corp.	4.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
Mastercard, Inc., A	4.1%
Applied Materials, Inc.	4.0%
Keyence Corp.	3.2%
Linde plc	3.2%
Schneider Electric SE	3.2%
Citizens Financial Group, Inc.	2.6%
Pinnacle Financial Partners, Inc.	2.5%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Material Fund Change [Text Block]

Material Fund Changes

The Adviser had contractually agreed to reimburse expenses (other than interest, commissions, taxes, extraordinary expenses and acquired fund fees and expenses, if any) to the extent that they exceeded the expense caps indicated. The reimbursement arrangement was terminated with the approval of the Fund's Board of Trustees on May 1, 2026.

Prior to May 1, 2026, the management fee was 0.80% for all assets.

C000201507
Shareholder Report [Line Items]
Fund Name	Impax Global Opportunities Fund
Class Name	Institutional Class
Trading Symbol	PXGOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Global Opportunities Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$52	1.02%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%
AssetsNet	$ 96,534,292
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	$96,534,292
Total Number of Portfolio Holdings	43
Portfolio Turnover Rate	30%

Holdings [Text Block]

Sector Diversification as of June 30, 2026Footnote Reference *Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	2.1%
Communication Services	1.3%
Utilities	2.1%
Materials	3.2%
Consumer Staples	3.5%
Consumer Discretionary	6.4%
Health Care	9.8%
Industrials	15.5%
Financials	21.2%
Information Technology	34.9%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	2.1%
OthersFootnote Reference‡	4.4%
United Kingdom	1.7%
France	2.1%
Spain	2.2%
Bermuda	2.4%
Switzerland	3.6%
Germany	4.1%
Taiwan	4.4%
Netherlands	4.8%
Japan	5.9%
United States	62.3%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote‡	Includes additional countries outside the top 10 listed above.

Asset Allocation as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
U.S. Stocks	62.4%
Foreign Stocks	35.8%
Cash & Cash Equivalents	1.8%
Footnote	Description
Footnote ^	Percent of Total Investments.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2026Footnote Reference*

Table Summary
Company	Percent of Net Assets
NVIDIA Corp.	6.8%
Microsoft Corp.	4.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
Mastercard, Inc., A	4.1%
Applied Materials, Inc.	4.0%
Keyence Corp.	3.2%
Linde plc	3.2%
Schneider Electric SE	3.2%
Citizens Financial Group, Inc.	2.6%
Pinnacle Financial Partners, Inc.	2.5%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Material Fund Change [Text Block]

Material Fund Changes

The Adviser had contractually agreed to reimburse expenses (other than interest, commissions, taxes, extraordinary expenses and acquired fund fees and expenses, if any) to the extent that they exceeded the expense caps indicated. The reimbursement arrangement was terminated with the approval of the Fund's Board of Trustees on May 1, 2026.

Prior to May 1, 2026, the management fee was 0.80% for all assets.

C000061357
Shareholder Report [Line Items]
Fund Name	Impax Global Environmental Markets Fund
Class Name	Investor Class
Trading Symbol	PGRNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Global Environmental Markets Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$66	1.20%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.20%
AssetsNet	$ 1,754,264,476
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	$1,754,264,476
Total Number of Portfolio Holdings	43
Portfolio Turnover Rate	46%

Holdings [Text Block]

Sector Diversification as of June 30, 2026Footnote Reference *Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	1.5%
Alternative Energy	1.6%
Sustainable Food & Agriculture	4.6%
Environmental Services & Resources	6.8%
Transport Solutions	8.5%
Resource Efficiency & Waste Management	9.2%
Water Infrastructure & Technologies	12.4%
Energy Management & Efficiency	24.9%
Digital Infrastructure	30.5%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	1.5%
OthersFootnote Reference‡	6.7%
Bermuda	1.9%
South Korea	2.5%
Ireland	2.6%
Switzerland	2.6%
Netherlands	3.6%
Germany	3.7%
Taiwan	3.9%
Japan	3.9%
France	6.2%
United States	60.9%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote‡	Includes additional countries outside the top 10 listed above.

Asset Allocation as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
U.S. Stocks	60.8%
Foreign Stocks	37.7%
Cash & Cash Equivalents	1.5%
Footnote	Description
Footnote ^	Percent of Total Investments.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2026Footnote Reference*

Table Summary
Company	Percent of Net Assets
NVIDIA Corp.	5.6%
KLA Corp.	4.8%
Microsoft Corp.	4.3%
Waste Connections, Inc.	4.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Amphenol Corp., A	3.9%
ASML Holding NV	3.6%
Linde plc	3.5%
Schneider Electric SE	3.2%
Veolia Environnement SA	3.1%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

C000128849
Shareholder Report [Line Items]
Fund Name	Impax Global Environmental Markets Fund
Class Name	Class A
Trading Symbol	PXEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Global Environmental Markets Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$66	1.20%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.20%
AssetsNet	$ 1,754,264,476
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	$1,754,264,476
Total Number of Portfolio Holdings	43
Portfolio Turnover Rate	46%

Holdings [Text Block]

Sector Diversification as of June 30, 2026Footnote Reference *Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	1.5%
Alternative Energy	1.6%
Sustainable Food & Agriculture	4.6%
Environmental Services & Resources	6.8%
Transport Solutions	8.5%
Resource Efficiency & Waste Management	9.2%
Water Infrastructure & Technologies	12.4%
Energy Management & Efficiency	24.9%
Digital Infrastructure	30.5%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	1.5%
OthersFootnote Reference‡	6.7%
Bermuda	1.9%
South Korea	2.5%
Ireland	2.6%
Switzerland	2.6%
Netherlands	3.6%
Germany	3.7%
Taiwan	3.9%
Japan	3.9%
France	6.2%
United States	60.9%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote‡	Includes additional countries outside the top 10 listed above.

Asset Allocation as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
U.S. Stocks	60.8%
Foreign Stocks	37.7%
Cash & Cash Equivalents	1.5%
Footnote	Description
Footnote ^	Percent of Total Investments.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2026Footnote Reference*

Table Summary
Company	Percent of Net Assets
NVIDIA Corp.	5.6%
KLA Corp.	4.8%
Microsoft Corp.	4.3%
Waste Connections, Inc.	4.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Amphenol Corp., A	3.9%
ASML Holding NV	3.6%
Linde plc	3.5%
Schneider Electric SE	3.2%
Veolia Environnement SA	3.1%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

C000061358
Shareholder Report [Line Items]
Fund Name	Impax Global Environmental Markets Fund
Class Name	Institutional Class
Trading Symbol	PGINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Global Environmental Markets Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$52	0.95%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.95%
AssetsNet	$ 1,754,264,476
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	$1,754,264,476
Total Number of Portfolio Holdings	43
Portfolio Turnover Rate	46%

Holdings [Text Block]

Sector Diversification as of June 30, 2026Footnote Reference *Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	1.5%
Alternative Energy	1.6%
Sustainable Food & Agriculture	4.6%
Environmental Services & Resources	6.8%
Transport Solutions	8.5%
Resource Efficiency & Waste Management	9.2%
Water Infrastructure & Technologies	12.4%
Energy Management & Efficiency	24.9%
Digital Infrastructure	30.5%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	1.5%
OthersFootnote Reference‡	6.7%
Bermuda	1.9%
South Korea	2.5%
Ireland	2.6%
Switzerland	2.6%
Netherlands	3.6%
Germany	3.7%
Taiwan	3.9%
Japan	3.9%
France	6.2%
United States	60.9%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote‡	Includes additional countries outside the top 10 listed above.

Asset Allocation as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
U.S. Stocks	60.8%
Foreign Stocks	37.7%
Cash & Cash Equivalents	1.5%
Footnote	Description
Footnote ^	Percent of Total Investments.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2026Footnote Reference*

Table Summary
Company	Percent of Net Assets
NVIDIA Corp.	5.6%
KLA Corp.	4.8%
Microsoft Corp.	4.3%
Waste Connections, Inc.	4.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Amphenol Corp., A	3.9%
ASML Holding NV	3.6%
Linde plc	3.5%
Schneider Electric SE	3.2%
Veolia Environnement SA	3.1%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

C000137562
Shareholder Report [Line Items]
Fund Name	Impax International Sustainable Economy Fund
Class Name	Investor Class
Trading Symbol	PXINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax International Sustainable Economy Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$36	0.68%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%
AssetsNet	$ 1,869,734,983
Holdings Count | Holding	138
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	$1,869,734,983
Total Number of Portfolio Holdings	138
Portfolio Turnover Rate	19%

Holdings [Text Block]

Sector Diversification as of June 30, 2026Footnote Reference *Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	1.7%
Real Estate	1.4%
Materials	2.4%
Communication Services	4.4%
Consumer Discretionary	5.0%
Consumer Staples	5.9%
Utilities	8.6%
Health Care	10.5%
Information Technology	15.4%
Industrials	16.7%
Financials	28.0%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	1.7%
OthersFootnote Reference‡	10.8%
Spain	4.0%
Switzerland	4.6%
Italy	5.6%
Netherlands	6.2%
Australia	6.4%
United States	6.7%
France	8.1%
Germany	8.7%
United Kingdom	13.8%
Japan	23.4%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote‡	Includes additional countries outside the top 10 listed above.

Asset Allocation as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
Foreign Stocks	92.4%
U.S. Stocks	6.7%
Cash & Cash Equivalents	0.9%
Footnote	Description
Footnote ^	Percent of Total Investments.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2026Footnote Reference*

Table Summary
Company	Percent of Net Assets
ASML Holding NV	4.2%
HSBC Holdings plc	2.6%
Novartis AG	2.4%
Siemens AG	2.2%
ABB Ltd.	2.0%
Tokyo Electron Ltd.	1.9%
Schneider Electric SE	1.9%
Iberdrola SA	1.9%
Sony Group Corp.	1.8%
Infineon Technologies AG	1.7%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

C000137561
Shareholder Report [Line Items]
Fund Name	Impax International Sustainable Economy Fund
Class Name	Institutional Class
Trading Symbol	PXNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax International Sustainable Economy Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$23	0.43%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.43%
AssetsNet	$ 1,869,734,983
Holdings Count | Holding	138
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	$1,869,734,983
Total Number of Portfolio Holdings	138
Portfolio Turnover Rate	19%

Holdings [Text Block]

Sector Diversification as of June 30, 2026Footnote Reference *Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	1.7%
Real Estate	1.4%
Materials	2.4%
Communication Services	4.4%
Consumer Discretionary	5.0%
Consumer Staples	5.9%
Utilities	8.6%
Health Care	10.5%
Information Technology	15.4%
Industrials	16.7%
Financials	28.0%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	1.7%
OthersFootnote Reference‡	10.8%
Spain	4.0%
Switzerland	4.6%
Italy	5.6%
Netherlands	6.2%
Australia	6.4%
United States	6.7%
France	8.1%
Germany	8.7%
United Kingdom	13.8%
Japan	23.4%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote‡	Includes additional countries outside the top 10 listed above.

Asset Allocation as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
Foreign Stocks	92.4%
U.S. Stocks	6.7%
Cash & Cash Equivalents	0.9%
Footnote	Description
Footnote ^	Percent of Total Investments.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2026Footnote Reference*

Table Summary
Company	Percent of Net Assets
ASML Holding NV	4.2%
HSBC Holdings plc	2.6%
Novartis AG	2.4%
Siemens AG	2.2%
ABB Ltd.	2.0%
Tokyo Electron Ltd.	1.9%
Schneider Electric SE	1.9%
Iberdrola SA	1.9%
Sony Group Corp.	1.8%
Infineon Technologies AG	1.7%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

C000175863
Shareholder Report [Line Items]
Fund Name	Impax Core Bond Fund
Class Name	Investor Class
Trading Symbol	PAXBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Core Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$36	0.72%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
AssetsNet	$ 889,672,149
Holdings Count | Holding	398
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	$889,672,149
Total Number of Portfolio Holdings	398
Portfolio Turnover Rate	64%

Holdings [Text Block]

Sector Diversification as of June 30, 2026Footnote Reference *Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	1.4%
Municipal Bonds	0.7%
Foreign Government and Agency Securities	1.7%
Asset-Backed Securities	5.4%
Supranational	5.5%
U.S. Government and Agency Securities	25.8%
Mortgage-Backed Securities	29.7%
Corporate Bonds	29.8%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Credit Quality Allocation as of June 30, 2026Footnote Reference ^Footnote Reference*

Table Summary
U.S. Government	26.6%
AAA	8.0%
AA	5.0%
A	11.4%
BBB	14.0%
BB or lower	2.7%
N/R (Not Rated)	32.3%
Footnote	Description
Footnote ^	Percent of Net Bonds.
Footnote*	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Asset Allocation as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
U.S. Bonds	89.9%
Supranational	5.6%
Foreign Bonds	3.6%
Cash & Cash Equivalents	0.9%
Footnote	Description
Footnote ^	Percent of Total Investments.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2026Footnote Reference*

Table Summary
Company	Percent of Net Assets
U.S. Treasury Notes, 3.875%, 5/15/29	6.1%
U.S. Treasury Notes, 3.500%, 1/31/28	6.0%
U.S. Treasury Bonds, 5.000%, 5/15/46	4.6%
U.S. Treasury Notes, 4.125%, 5/31/31	3.5%
U.S. Treasury Bonds, 4.750%, 2/15/56	3.1%
AT&T, Inc., 5.250%, 10/30/36	1.2%
U.S. Treasury Bonds, 1.875%, 11/15/51	1.1%
Bank of America Corp., 5.872%, 9/15/34	0.7%
International Bank for Reconstruction & Development, 4.625%, 1/15/32	0.6%
Morgan Stanley, 5.424%, 7/21/34	0.6%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

C000175862
Shareholder Report [Line Items]
Fund Name	Impax Core Bond Fund
Class Name	Institutional Class
Trading Symbol	PXBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Core Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$24	0.47%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
AssetsNet	$ 889,672,149
Holdings Count | Holding	398
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	$889,672,149
Total Number of Portfolio Holdings	398
Portfolio Turnover Rate	64%

Holdings [Text Block]

Sector Diversification as of June 30, 2026Footnote Reference *Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	1.4%
Municipal Bonds	0.7%
Foreign Government and Agency Securities	1.7%
Asset-Backed Securities	5.4%
Supranational	5.5%
U.S. Government and Agency Securities	25.8%
Mortgage-Backed Securities	29.7%
Corporate Bonds	29.8%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Credit Quality Allocation as of June 30, 2026Footnote Reference ^Footnote Reference*

Table Summary
U.S. Government	26.6%
AAA	8.0%
AA	5.0%
A	11.4%
BBB	14.0%
BB or lower	2.7%
N/R (Not Rated)	32.3%
Footnote	Description
Footnote ^	Percent of Net Bonds.
Footnote*	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Asset Allocation as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
U.S. Bonds	89.9%
Supranational	5.6%
Foreign Bonds	3.6%
Cash & Cash Equivalents	0.9%
Footnote	Description
Footnote ^	Percent of Total Investments.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2026Footnote Reference*

Table Summary
Company	Percent of Net Assets
U.S. Treasury Notes, 3.875%, 5/15/29	6.1%
U.S. Treasury Notes, 3.500%, 1/31/28	6.0%
U.S. Treasury Bonds, 5.000%, 5/15/46	4.6%
U.S. Treasury Notes, 4.125%, 5/31/31	3.5%
U.S. Treasury Bonds, 4.750%, 2/15/56	3.1%
AT&T, Inc., 5.250%, 10/30/36	1.2%
U.S. Treasury Bonds, 1.875%, 11/15/51	1.1%
Bank of America Corp., 5.872%, 9/15/34	0.7%
International Bank for Reconstruction & Development, 4.625%, 1/15/32	0.6%
Morgan Stanley, 5.424%, 7/21/34	0.6%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

C000043226
Shareholder Report [Line Items]
Fund Name	Impax High Yield Bond Fund
Class Name	Investor Class
Trading Symbol	PAXHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax High Yield Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$47	0.93%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
AssetsNet	$ 533,611,186
Holdings Count | Holding	242
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	$533,611,186
Total Number of Portfolio Holdings	242
Portfolio Turnover Rate	44%

Holdings [Text Block]

Sector Diversification as of June 30, 2026Footnote Reference *Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	4.2%
OthersFootnote Reference†	20.9%
Technology & Electronics	4.5%
Consumer Goods	5.0%
Retail	5.9%
Services	6.0%
Healthcare	6.6%
Basic Industry	7.0%
Capital Goods	7.4%
Financial Services	8.8%
Telecommunications	11.3%
Media	12.4%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional sectors outside the top 10 listed above.

Credit Quality Allocation as of June 30, 2026Footnote Reference ^Footnote Reference*

Table Summary
BBB	3.7%
BB or lower	84.5%
N/R (Not Rated)	11.8%
Footnote	Description
Footnote ^	Percent of Net Bonds.
Footnote*	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Asset Allocation as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
U.S. Bonds	77.5%
Foreign Bonds	15.8%
Cash & Cash Equivalents	4.1%
Loans	2.5%
Foreign Stocks	0.1%
Footnote	Description
Footnote ^	Percent of Total Investments.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2026Footnote Reference*

Table Summary
Company	Percent of Net Assets
Liberty Mutual Group, Inc., 4.125%, 12/15/51	1.1%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.750%, 3/01/30	1.0%
Hilton Domestic Operating Co., Inc., 6.125%, 4/01/32	0.9%
Rocket Cos., Inc., 6.375%, 8/01/33	0.9%
Cogent Communications Group LLC / Cogent Finance, Inc., 7.000%, 6/15/27	0.8%
CVR Partners LP / CVR Nitrogen Finance Corp., 6.125%, 6/15/28	0.8%
Digicel International Finance Ltd. / DIFL US LLC, 8.625%, 8/01/32	0.8%
Humana, Inc., 6.625%, 9/15/56	0.7%
Gray Media, Inc., 9.625%, 7/15/32	0.7%
ATS Corp., 4.125%, 12/15/28	0.7%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

C000128847
Shareholder Report [Line Items]
Fund Name	Impax High Yield Bond Fund
Class Name	Class A
Trading Symbol	PXHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax High Yield Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$47	0.93%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
AssetsNet	$ 533,611,186
Holdings Count | Holding	242
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	$533,611,186
Total Number of Portfolio Holdings	242
Portfolio Turnover Rate	44%

Holdings [Text Block]

Sector Diversification as of June 30, 2026Footnote Reference *Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	4.2%
OthersFootnote Reference†	20.9%
Technology & Electronics	4.5%
Consumer Goods	5.0%
Retail	5.9%
Services	6.0%
Healthcare	6.6%
Basic Industry	7.0%
Capital Goods	7.4%
Financial Services	8.8%
Telecommunications	11.3%
Media	12.4%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional sectors outside the top 10 listed above.

Credit Quality Allocation as of June 30, 2026Footnote Reference ^Footnote Reference*

Table Summary
BBB	3.7%
BB or lower	84.5%
N/R (Not Rated)	11.8%
Footnote	Description
Footnote ^	Percent of Net Bonds.
Footnote*	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Asset Allocation as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
U.S. Bonds	77.5%
Foreign Bonds	15.8%
Cash & Cash Equivalents	4.1%
Loans	2.5%
Foreign Stocks	0.1%
Footnote	Description
Footnote ^	Percent of Total Investments.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2026Footnote Reference*

Table Summary
Company	Percent of Net Assets
Liberty Mutual Group, Inc., 4.125%, 12/15/51	1.1%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.750%, 3/01/30	1.0%
Hilton Domestic Operating Co., Inc., 6.125%, 4/01/32	0.9%
Rocket Cos., Inc., 6.375%, 8/01/33	0.9%
Cogent Communications Group LLC / Cogent Finance, Inc., 7.000%, 6/15/27	0.8%
CVR Partners LP / CVR Nitrogen Finance Corp., 6.125%, 6/15/28	0.8%
Digicel International Finance Ltd. / DIFL US LLC, 8.625%, 8/01/32	0.8%
Humana, Inc., 6.625%, 9/15/56	0.7%
Gray Media, Inc., 9.625%, 7/15/32	0.7%
ATS Corp., 4.125%, 12/15/28	0.7%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

C000043227
Shareholder Report [Line Items]
Fund Name	Impax High Yield Bond Fund
Class Name	Institutional Class
Trading Symbol	PXHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax High Yield Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$34	0.68%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
AssetsNet	$ 533,611,186
Holdings Count | Holding	242
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	$533,611,186
Total Number of Portfolio Holdings	242
Portfolio Turnover Rate	44%

Holdings [Text Block]

Sector Diversification as of June 30, 2026Footnote Reference *Footnote Reference ^

Table Summary
Value	Value
Other assets and liabilities (net)	4.2%
OthersFootnote Reference†	20.9%
Technology & Electronics	4.5%
Consumer Goods	5.0%
Retail	5.9%
Services	6.0%
Healthcare	6.6%
Basic Industry	7.0%
Capital Goods	7.4%
Financial Services	8.8%
Telecommunications	11.3%
Media	12.4%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional sectors outside the top 10 listed above.

Credit Quality Allocation as of June 30, 2026Footnote Reference ^Footnote Reference*

Table Summary
BBB	3.7%
BB or lower	84.5%
N/R (Not Rated)	11.8%
Footnote	Description
Footnote ^	Percent of Net Bonds.
Footnote*	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Asset Allocation as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
U.S. Bonds	77.5%
Foreign Bonds	15.8%
Cash & Cash Equivalents	4.1%
Loans	2.5%
Foreign Stocks	0.1%
Footnote	Description
Footnote ^	Percent of Total Investments.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2026Footnote Reference*

Table Summary
Company	Percent of Net Assets
Liberty Mutual Group, Inc., 4.125%, 12/15/51	1.1%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.750%, 3/01/30	1.0%
Hilton Domestic Operating Co., Inc., 6.125%, 4/01/32	0.9%
Rocket Cos., Inc., 6.375%, 8/01/33	0.9%
Cogent Communications Group LLC / Cogent Finance, Inc., 7.000%, 6/15/27	0.8%
CVR Partners LP / CVR Nitrogen Finance Corp., 6.125%, 6/15/28	0.8%
Digicel International Finance Ltd. / DIFL US LLC, 8.625%, 8/01/32	0.8%
Humana, Inc., 6.625%, 9/15/56	0.7%
Gray Media, Inc., 9.625%, 7/15/32	0.7%
ATS Corp., 4.125%, 12/15/28	0.7%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

C000043250
Shareholder Report [Line Items]
Fund Name	Impax Sustainable Allocation Fund
Class Name	Investor Class
Trading Symbol	PAXWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Sustainable Allocation Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$15	0.30%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 2,395,788,075
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	$2,395,788,075
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	22%

Holdings [Text Block]

Asset Allocation as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
Affiliated Investment Companies	96.1%
Cash & Cash Equivalents	3.9%
Footnote	Description
Footnote ^	Percent of Total Investments.

Largest Holdings [Text Block]

Affiliated Investment Companies as of June 30, 2026

Table Summary
Percent of Net Assets
Impax Core Bond Fund	32.4%
Impax US Sustainable Economy Fund	26.0%
Impax Large Cap Fund	10.3%
Impax International Sustainable Economy Fund	8.8%
Impax Small Cap Fund	6.2%
Impax High Yield Bond Fund	5.1%
Impax Global Sustainable Infrastructure ETF	3.0%
Impax Global Environmental Markets Fund	2.3%
Impax Global Opportunities Fund	2.1%

Material Fund Change [Text Block]
C000043251
Shareholder Report [Line Items]
Fund Name	Impax Sustainable Allocation Fund
Class Name	Institutional Class
Trading Symbol	PAXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impax Sustainable Allocation Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$3	0.05%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
AssetsNet	$ 2,395,788,075
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	$2,395,788,075
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	22%

Holdings [Text Block]

Asset Allocation as of June 30, 2026Footnote Reference ^

Table Summary
Value	Value
Affiliated Investment Companies	96.1%
Cash & Cash Equivalents	3.9%
Footnote	Description
Footnote ^	Percent of Total Investments.

Largest Holdings [Text Block]

Affiliated Investment Companies as of June 30, 2026

Table Summary
Percent of Net Assets
Impax Core Bond Fund	32.4%
Impax US Sustainable Economy Fund	26.0%
Impax Large Cap Fund	10.3%
Impax International Sustainable Economy Fund	8.8%
Impax Small Cap Fund	6.2%
Impax High Yield Bond Fund	5.1%
Impax Global Sustainable Infrastructure ETF	3.0%
Impax Global Environmental Markets Fund	2.3%
Impax Global Opportunities Fund	2.1%

Material Fund Change [Text Block]